Restricted cash	12 Months Ended
Dec. 31, 2024
Restricted cash
Restricted cash

17 Restricted cash

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Bank deposits held in an escrow bank account (i)	1,391	4,462	1,026
Bank deposits frozen for legal proceedings	25,682	3,508	—
	27,073	7,970	1,026

Note:

(i)	The balance represented cash held in an escrow bank account in the PRC with designated usage of settlement with franchisees.